SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	474,332
Number of RSUs outstanding, Ending of the period	318,035	474,332
Restricted stock units rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, beginning of the period	188,100	44,545
Average Price, Outstanding, Beginning Balance | $ / shares	$ 10.74	$ 32.45
Number of RSUs outstanding, Vested	(134,191)	(25,353)
Average Price, Vested | $ / shares	$ 13.10	$ 35.63
Number of RSUs outstanding, Issued	450,964	185,240
Average Price, Issued | $ / shares	$ 2.55	$ 8.99
Number of RSUs outstanding, Forfeited	(9,175)	(16,332)
Average Price, Forfeited | $ / shares	$ 10.78	$ 13.41
Number of RSUs outstanding, Ending of the period	495,698	188,100
Average Price, Outstanding, Ending Balance | $ / shares	$ 3.86	$ 10.74